Share-Based Compensation and Share-Based Payment Reserve - Summary of Changes in Stock Options (Details)					12 Months Ended
	Nov. 04, 2020 shares $ / shares	Mar. 22, 2020 shares	Feb. 14, 2020 shares	Nov. 02, 2019 shares	Jul. 31, 2020 shares $ / shares	Jul. 31, 2019 shares $ / shares	Jul. 31, 2018 shares $ / shares
Classes of employee benefits expense [abstract]
Number of options outstanding, Beginning Balance | shares					23,243	31,410	20,274
Number of options outstanding, Granted | shares					166		20,552
Number of options outstanding, Cancelled | shares						(6,000)	(583)
Number of options outstanding, Expired | shares	(1,917)	(500)	(833)	(2,107)	(3,440)	(2,167)	(8,333)
Number of options outstanding, Ending Balance | shares					19,969	23,243	31,410
Weighted average exercise price, Beginning Balance | $ / shares					$ (249)	$ (246)	$ 72
Weighted average exercise price, Granted | $ / shares					62		45
Weighted average exercise price, Cancelled | $ / shares						(54)	(90)
Weighted average exercise price, Expired | $ / shares	$ (77.00)				(48)	(111)	(69)
Weighted average exercise price, Ending Balance | $ / shares					$ 49	$ (249)	$ (246)